Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2022
Trade Receivables Net [Abstract]
Schedule of trade receivables net
	December 31, 2022	December 31, 2021

Customers	1,043	971
Less expected credit loss	(450)	(464)
Total	593	507